Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Common stocks: 98.42%
Communication services: 8.64%
Interactive media & services: 6.66%
Alphabet Incorporated Class C †	33,786	$ 73,905,130
Meta Platforms Incorporated Class A †	216,106	34,847,093
		108,752,223
Wireless telecommunication services: 1.98%
T-Mobile US Incorporated †	240,718	32,386,200
Consumer discretionary: 11.30%
Internet & direct marketing retail: 3.86%
Amazon.com Incorporated †	558,033	59,268,744
Farfetch Limited Class A †	525,514	3,762,680
		63,031,424
Multiline retail: 1.94%
Dollar General Corporation	129,474	31,778,099
Specialty retail: 4.13%
Burlington Stores Incorporated †	127,515	17,371,368
The Home Depot Incorporated	120,371	33,014,154
Ulta Beauty Incorporated †	44,280	17,069,054
		67,454,576
Textiles, apparel & luxury goods: 1.37%
Deckers Outdoor Corporation †	87,573	22,361,766
Consumer staples: 2.66%
Food & staples retailing: 1.34%
Sysco Corporation	258,704	21,914,816
Household products: 1.32%
Church & Dwight Company Incorporated	232,282	21,523,250
Financials: 5.60%
Capital markets: 3.93%
Intercontinental Exchange Incorporated	241,486	22,709,343
S&P Global Incorporated	63,955	21,556,672
The Charles Schwab Corporation	316,350	19,986,993
		64,253,008
Insurance: 1.67%
Marsh & McLennan Companies Incorporated	175,777	27,289,379
Health care: 11.04%
Health care equipment & supplies: 4.58%
Align Technology Incorporated †	30,950	7,324,937
Boston Scientific Corporation †	711,704	26,525,208
LivaNova plc †	370,522	23,146,509
Medtronic plc	199,248	17,882,508
		74,879,162
See accompanying notes to portfolio of investments

Allspring Opportunity Fund  |  1

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Health care providers & services: 1.87%
UnitedHealth Group Incorporated	59,468	$ 30,544,549
Health care technology: 0.46%
Schrodinger Incorporated †	283,217	7,479,761
Life sciences tools & services: 4.13%
Agilent Technologies Incorporated	166,147	19,733,279
Bio-Rad Laboratories Incorporated Class A †	38,501	19,057,995
Thermo Fisher Scientific Incorporated	52,660	28,609,125
		67,400,399
Industrials: 16.82%
Aerospace & defense: 1.32%
MTU Aero Engines AG	118,808	21,626,491
Building products: 2.73%
Carlisle Companies Incorporated	129,259	30,842,490
The AZEK Company Incorporated †	818,974	13,709,625
		44,552,115
Commercial services & supplies: 1.90%
Republic Services Incorporated	236,467	30,946,436
Electrical equipment: 1.35%
Regal Rexnord Corporation	193,577	21,974,861
Machinery: 4.34%
Fortive Corporation	504,277	27,422,583
Ingersoll Rand Incorporated	624,571	26,281,948
SPX Corporation †	325,612	17,205,338
		70,909,869
Professional services: 2.58%
CoStar Group Incorporated †	339,273	20,495,482
Dun & Bradstreet Holdings Incorporated †	1,438,112	21,614,823
		42,110,305
Trading companies & distributors: 2.60%
Air Lease Corporation	639,446	21,376,680
United Rentals Incorporated †	87,086	21,154,060
		42,530,740
Information technology: 28.83%
Electronic equipment, instruments & components: 4.16%
Amphenol Corporation Class A	501,716	32,300,476
Teledyne Technologies Incorporated †	95,166	35,697,718
		67,998,194
IT services: 5.55%
Fidelity National Information Services Incorporated	323,551	29,659,920
Genpact Limited	470,304	19,922,077
MasterCard Incorporated Class A	130,286	41,102,627
		90,684,624
See accompanying notes to portfolio of investments

2  |  Allspring Opportunity Fund

Portfolio of investments—June 30, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.74%
Marvell Technology Incorporated	402,610	$ 17,525,613
Texas Instruments Incorporated	282,920	43,470,658
		60,996,271
Software: 10.72%
Black Knight Incorporated †	255,255	16,691,124
Fair Isaac Corporation †	61,801	24,776,021
Palo Alto Networks Incorporated †	42,829	21,154,956
Riskified Limited Class A †«	658,694	2,924,601
Salesforce.com Incorporated †	269,115	44,414,740
ServiceNow Incorporated †	51,293	24,390,847
Splunk Incorporated †	225,827	19,976,656
Workday Incorporated Class A †	149,027	20,801,189
		175,130,134
Technology hardware, storage & peripherals: 4.66%
Apple Incorporated	555,958	76,010,578
Materials: 4.79%
Chemicals: 4.03%
Ashland Global Holdings Incorporated	229,097	23,608,446
Olin Corporation	375,471	17,376,798
The Sherwin-Williams Company	110,800	24,809,228
		65,794,472
Metals & mining: 0.76%
Steel Dynamics Incorporated	188,743	12,485,349
Real estate: 8.74%
Equity REITs: 8.74%
American Tower Corporation	111,159	28,411,129
Duke Realty Corporation	436,710	23,997,215
Equinix Incorporated	47,206	31,015,286
Sun Communities Incorporated	187,151	29,824,383
VICI Properties Incorporated	989,293	29,471,038
		142,719,051
Total Common stocks (Cost $1,147,881,630)		1,607,518,102

		Yield
Short-term investments: 1.81%
Investment companies: 1.81%
Allspring Government Money Market Fund Select Class ♠∞		1.26%	26,517,584	26,517,584
Securities Lending Cash Investments LLC ♠∩∞		1.56	3,068,500	3,068,500
Total Short-term investments (Cost $29,586,084)				29,586,084
Total investments in securities (Cost $1,177,467,714)	100.23%			1,637,104,186
Other assets and liabilities, net	(0.23)			(3,800,736)
Total net assets	100.00%			$1,633,303,450

See accompanying notes to portfolio of investments

Allspring Opportunity Fund  |  3

Portfolio of investments—June 30, 2022 (unaudited)

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,794,530	$202,576,229	$(211,853,175)	$0	$0	$26,517,584	26,517,584	$41,445
Securities Lending Cash Investments LLC	0	72,354,985	(69,286,485)	0	0	3,068,500	3,068,500	8,628#
				$0	$0	$29,586,084		$50,073

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Opportunity Fund

Notes to portfolio of investments—June 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to

Allspring Opportunity Fund  |  5

Notes to portfolio of investments—June 30, 2022 (unaudited)

Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$141,138,423	$0	$0	$141,138,423
Consumer discretionary	184,625,865	0	0	184,625,865
Consumer staples	43,438,066	0	0	43,438,066
Financials	91,542,387	0	0	91,542,387
Health care	180,303,871	0	0	180,303,871
Industrials	274,650,817	0	0	274,650,817
Information technology	470,819,801	0	0	470,819,801
Materials	78,279,821	0	0	78,279,821
Real estate	142,719,051	0	0	142,719,051
Short-term investments
Investment companies	29,586,084	0	0	29,586,084
Total assets	$1,637,104,186	$0	$0	$1,637,104,186
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Opportunity Fund